SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018	Apr. 09, 2021	Aug. 31, 2019
Obsolete Inventory, written off	$ 17,000	$ 0	$ 19,450	$ 485,662
Cash	2,933,712	29,550	137,476	17,881			$ 18,975
Depreciation	0	430	1,414	2,613
Dividends payable	275,082		138,195	73,995		$ 2,588,869
Advertising costs	$ 156	210	$ 677	2,664
Common stock shares outstanding	20,020,239		188,616
Stock based compensation	$ 0	$ 0	$ 0		$ 0
Outstanding accounts receivable			0	0
Series B-1 stock subscriptions increased	2,976,236
Derivative liability	0		0	1,454,480			$ 1,454,480
Trademarks	$ 1,680		$ 1,680	$ 1,680
Preferred stock Series A [Member]
Dividend rate, percentage					5.00%
Preferred stock Series B [Member]
Common stock issued upon conversion of preferred stock	8,083,542		2,694,514
Dividend rate, percentage			10.00%